Long-term debt - Outstanding Amount (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Long-term Debt
Revolving credit facility	$ 222,724
Long-term debt	1,243,397	$ 963,456
Senior unsecured notes 2025
Disclosure of Long-term Debt
Senior unsecured notes		398,275
Senior unsecured notes 2030
Disclosure of Long-term Debt
Senior unsecured notes	504,962	$ 565,181
Senior unsecured notes 2033
Disclosure of Long-term Debt
Senior unsecured notes	$ 515,711